Description of Organization, Business Operations and Going Concern (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 06, 2022	Dec. 23, 2021	Dec. 23, 2021	Mar. 31, 2022	Dec. 31, 2021
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Gross proceeds	$ 2,700,000
Transaction costs		$ 6,639,594	$ 6,639,594
Underwriting fees		500,000	500,000
Combination fee payable		3,375,000	3,375,000
Purchase price		2,179,470	2,179,470
Sponsor investors		593,778	593,778
Assets held-in-trust account in percentage				80.00%	80.00%
Outstanding vote percentage				50.00%	50.00%
Shares issue (in Dollars per share)				$ 10.1	$ 10.1
Tax payable in per share (in Dollars per share)				$ 10.1	$ 10.1
Net tangible assets				$ 5,000,001	$ 5,000,001
Public shares amount				$ 5,000,001	$ 5,000,001
Aggregate shares in percentage				15.00%	15.00%
Interest expense				$ 100,000	$ 100,000
Price per unit (in Dollars per share)				$ (10)	$ (10)
Trust agreement, description				In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Underwriters partially exercised units (in Shares)	267,159
Forfeiture of founders shares (in Shares)	214,460
Going concern				1 year
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares consummated		7,500,000	7,500,000
Gross proceeds		$ 75,000,000	$ 75,000,000
Share price per unit (in Dollars per share)		$ 10.1	$ 10.1
Net proceeds		$ 75,750,000	$ 75,750,000
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Shares of sale consummated				$ 317,600	$ 317,600
Share price per unit (in Dollars per share)				$ 10	$ 10
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Business combination fee		$3,375,000	$3,375,000
Public shares, percentage				100.00%	100.00%
Business combination term		12 months